SIGNIFICANT ACCOUNTING POLICIES (Schedule of Accrued Warranty) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Balance at beginning of year	$ 722	$ 1,476	$ 1,418
Cost incurred	(1,280)	(1,909)	(2,304)
Expense recognized	1,489	1,155	2,362
Balance at end of year	$ 931	$ 722	$ 1,476